Alger Weatherbie Enduring Growth ETF, a series of The Alger ETF Trust
100 Pearl Street, 27th Floor
New York, New York 10004
November 18, 2022
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Re:
Alger Weatherbie Enduring Growth ETF, a series of The Alger ETF Trust (File Nos.: 811-23603, 333-248085)
Registration Statement on Form N-1A
Ladies and Gentlemen:
On behalf of The Alger ETF Trust (the “Trust”), and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, we hereby transmit for filing with the Securities and Exchange Commission (the “Commission”) Post-Effective Amendment No. 2 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act to launch the Alger Weatherbie Enduring Growth ETF (the “Fund”), a new series of the Trust. The Amendment contains the prospectus and the statement of additional information for the Fund. The Fund expects to commence operations on or about February 15, 2023.
The Fund is an actively managed, non-transparent exchange-traded fund (“ETF”) that utilizes the ActiveShares® methodology licensed from Precidian Investments, LLC. The Fund intends to operate in reliance on an exemptive order from the Commission (Release No. 33869), which incorporates the conditions and restrictions of a previous exemptive order from the Commission issued to Precidian ETFs Trust, et. al. (Release No. 33477).
We respectfully request selective review of the Amendment for the following reasons:
1. The Trust and its initial series were launched in February 2021, after being declared effective by the Commission on February 24, 2021. The definitive version of the Trust’s initial Prospectus and Statement of Additional Information was filed pursuant to Rule 497 under the Securities Act on February 25, 2022 (Accession No. 0001193125-21-056219). Prior to being declared effective, the Trust worked with the Commission staff (the “Staff ”) and addressed the Staff’s comments to the Trust’s initial Registration Statement on Form N-1A in correspondence, which was filed on November 6, 2020 (Accession No. 0001193125-20-287829), January 6, 2021 (Accession No. 0001193125-21-002730), and February 23, 2021 (Accession No. 0001193125-21-052574). The disclosure contained in the Trust’s initial registration statement with respect to the Trust’s operation as an actively managed, non-transparent ETF and the risks associated with such an investment is substantially similar to the disclosure in the Amendment and can be considered as precedent for the Amendment.
2. The annual updating amendment to the Trust’s Prospectus and Statement of Additional Information, filed pursuant to Rule 485(b) under the Securities Act, was most recently filed on April 27, 2022 (Accession No. 0001193125-22-122572), with the definitive version thereof filed pursuant to Rule 497 under the Securities Act on May 3, 2022 (Accession No. 0001193125-22-137968). The disclosure contained therein with respect to the Trust, including its operation as an actively managed, non-transparent ETF and the risks associated with such an investment, is substantially similar to the disclosure in the Amendment and can be considered as precedent for the Amendment.
3. The Trust and the Fund are part of the same fund family as the Alger Weatherbie Enduring Growth Fund (the “Precedent Fund”), a series of The Alger Funds. The Precedent Fund was launched in December 2021, with the Precedent Fund’s Prospectus and Statement of Additional Information, filed pursuant to Rule 485(b) under the Securities Act, being filed on December 16, 2021 (Accession No. 0001193125-21-358925), and the definitive version thereof filed pursuant to Rule 497 under the Securities Act on December 21, 2021 (Accession No. 0001193125-21-363259). Prior to the Precedent Fund’s launch, the Precedent Fund addressed the Staff’s comments to the Precedent Fund’s Prospectus and Statement of Additional Information via correspondence on December 15, 2021 (Accession No. 0001193125-21-358002). The Precedent Fund has substantially the same investment objective, investment strategies, and investment risks as the Fund; therefore, the disclosure contained in the Precedent Fund’s Prospectus and Statement of Additional Information with respect to investment objectives, strategies, and risks is substantially similar to the disclosure in the Amendment and can be considered as precedent for the Amendment.
4. The Fund does not believe that there are any material changes in the Amendment to the disclosure contained in these precedent filings and will provide comparisons of the Amendment to such precedent filings, upon request by the Staff.
Should members of the Staff have any questions or comments regarding the Amendment, they should call me at (212) 806-8838 or e-mail tpayne@alger.com.
Very truly yours,
/s/ Tina Payne
Tina Payne
cc: Hal Liebes, Esq.
Mia G. Pillinger, Esq.